UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund

Portfolio of Investments

June 30, 2011 (unaudited)

COMMON STOCKS — LONG	Shares or Principal Amount	Value

HEALTH CARE — 11.7%
Abbott Laboratories	1,217,000	$64,038,540
Amgen Inc. *	328,600	19,173,810
Covidien plc	3,875,000	206,266,250
Johnson & Johnson	1,125,000	74,835,000
Omnicare, Inc.	4,185,800	133,485,162
Pfizer Inc.	5,560,000	114,536,000
Roche Holding AG - Genusschein	290,000	48,546,116
Thermo Fisher Scientific Inc. *	520,000	33,482,800
WellPoint, Inc.	1,130,000	89,010,100
		$783,373,778
ENERGY — 11.3%
Apache Corporation	715,000	$88,223,850
Arkema S.A.	264,200	27,203,062
Canadian Natural Resouces Limited	2,610,000	109,254,600
Ensco plc (ADR) †	4,085,000	217,730,500
Groupe Bruxelles Lambert S.A. (ADR)	650,000	57,819,450
Occidental Petroleum Corporation	1,865,000	194,034,600
Rowan Companies, Inc.	774,000	30,038,940
Transocean Ltd.	552,000	35,637,120
		759,942,122
RETAILING — 9.7%
CVS Caremark Corporation	6,325,000	$237,693,500
eBay Inc.*	1,143,700	36,907,199
PetSmart, Inc.	2,200,000	99,814,000
Walgreen Co.	1,114,500	47,321,670
Wal-Mart Stores, Inc.	4,270,000	226,907,800
		$648,644,169
TECHNOLOGY — 6.0%
Cisco Systems, Inc.	5,450,000	$85,074,500
Hewlett-Packard Company	2,000,000	72,800,000
Microsoft Corporation	7,055,000	183,430,000
Western Digital Corporation *	1,750,000	63,665,000
		404,969,500
FINANCIAL SERVICES — 5.7%
Aon Corporation	4,640,000	$238,032,000
CIT Group Inc. *	740,303	32,765,810
Transatlantic Holdings Inc.	1,170,000	57,341,700

The Travelers Companies, Inc.	950,000	55,461,000
		$383,600,510
CONSUMER NON-DURABLE GOODS — 4.0%
Anheuser-Busch InBev SA/NV - ADR	1,880,000	$109,058,800
Kraft Foods Inc. - A	1,355,000	47,736,650
Unilever N.V. - NY shares	310,332	10,194,406
Unilever N.V.	2,979,908	97,700,158
WestPoint International, Inc.*,‡,(1)	167,161	1,240,335
WestPoint International, Inc. (rights)*,‡,(1)	149,230	—
		$265,930,349
INDUSTRIAL PRODUCTS — 3.3%
AGCO Corporation *	675,000	$33,318,000
Cookson Group plc	3,582,030	38,658,342
Henkel AG &Co. KGaA	920,000	52,307,244
Owens-Illinois, Inc. *	2,865,000	73,945,650
Trinity Industries, Inc.	674,200	23,516,096
		$221,745,332
TELECOMMUNICATIONS — 1.6%
Vodafone Group plc (ADR)	4,140,000	$110,620,800
REAL ESTATE — 1.0%
Countrywide Holdings, Ltd.— A*,‡	3,111,470	$13,981,079
Countrywide Holdings, Ltd.— B*,‡	3,111,470	49,784
Genting Malaysia Berhad	45,473,200	54,208,602
		$68,239,465
AUTOMOTIVE — 0.3%
Group 1 Automotive, Inc.	502,200	$20,680,596
OTHER COMMON STOCKS — 4.4%		$293,979,967
TOTAL COMMON STOCKS — LONG — 59.0% (Cost $3,302,022,092)		$3,961,726,588

LIMITED PARTNERSHIPS
Endeavour Financial Restoration Fund, L.P.*,‡,(1)	32,000,000	$32,040,480
U.S. Farming Realty Trust, L.P. *,‡,(1)	15,325,431	15,155,273
TOTAL LIMITED PARTNERSHIPS — 0.7% (Cost $47,325,431)		$47,195,753

DERIVATIVES/FUTURES
JPY Currency 07/14/11 (730M JPY @ 81.943)*	730,000,000	$(154,062)
JPY Currency 07/14/11 (830M JPY @ 83.0075)*	830,000,000	(305,062)
EUR Currency 08/10/11 (40M EUR @ 1.44698)*	40,000,000	(136,800)
JPY Currency 09/20/11 (1.46B JPY @ 80.651)*	1,460,000,000	(22,699)
JPY Currency 09/20/11 (2B JPY @ 80.598)*	2,000,000,000	(14,787)
JPY Currency 09/27/11 (1.493B JPY @ 80.3922)*	1,493,000,000	36,382
EUR Currency 01/17/12 (15.00M EUR @ $1.2957)*	15,000,000	(2,320,500)
TOTAL DERIVATIVES/FUTURES — (0.1)%		$(2,917,528)

BONDS & DEBENTURES

CONVERTIBLE BONDS & DEBENTURES
ENERGY — 0.2%
Transocean Ltd. - 1.5% 2037	$9,888,000	$9,850,920
HEALTH CARE — 0.1%
Omnicare Inc. — 3.75% 2025	$6,959,000	$9,316,361
ADVERTISING — 0.1%
The Interpublic Group of Companies, Inc. — 4.25% 2023	$7,584,000	$8,655,240
FINANCIAL SERVICES — 0.1%
iStar Financial Inc.— 0.79% 2012 (Floating)	$8,911,000	$7,953,068
AUTOMOTIVE — 0.1%
Group 1 Automotive, Inc. — 2.25% 2036	$7,000,000	$7,070,000
TOTAL CONVERTIBLE BONDS & DEBENTURES — 0.6% (Cost $31,777,043)		$42,845,589

NON-CONVERTIBLE BONDS & DEBENTURES
CORPORATE BONDS & DEBENTURES
FINANCIAL SERVICES — 5.0%
American Capital, Ltd. — 8.96% 2013	$46,724,000	$47,133,769
CIT Group Inc.
— 7% 2014	7,194,364	7,265,876
— 7% 2015	12,900,711	12,952,314
— 7% 2016	21,501,189	21,521,400
— 7% 2017	30,101,668	29,913,232
— 6.25% 2012 (Floating)‡	12,893,422	12,989,091
Delta Air Lines, Inc. — 7.111% 2011	9,971,000	10,055,355
Ford Credit Europe (Series F) — 7.125% 2012	€14,800,000	21,869,264
International Lease Finance Corporation
— 4.75% 2012	$5,817,000	5,869,178
— 5.4% 2012	1,628,000	1,668,212
— 5.35% 2012	14,816,000	15,076,465
— 5.3% 2012	7,675,000	7,758,734
— 5.875% 2013	6,976,000	7,144,749
— 6.625% 2013	1,612,000	1,663,229
— 5.65% 2014	5,515,000	5,539,597
— 6.75% 2015 (Floating)‡	2,826,615	2,831,675
— 7% 2016 (Floating)‡	2,073,385	2,098,245
iStar Financial Inc.
— 5.7% 2014	20,649,000	19,113,747

— 6.05% 2015	6,912,000	6,132,257
— 5.875% 2016	18,785,000	16,135,939
— 5.85% 2017	4,950,000	4,176,959
Springleaf Financial Services
— 5.625% 2011	26,430,000	26,467,795
— 4.875% 2012	8,141,000	8,094,189
— 5.9% 2012	357,000	356,457
— 5.375% 2012	18,011,000	18,008,839
— 5.85% 2013	3,486,000	3,435,070
— 6.5% 2017	6,000,000	5,218,020
— 6.9% 2017	15,366,000	14,192,038
		$334,681,695
REAL ESTATE — 2.8%
Countrywide Holdings, Ltd. — 10% 2018 Reg S‡	£256,767	$415,686
Countrywide Holdings, Ltd. — 10% 2018‡	8,348,952	13,516,303
MOB Participation — 9.75% 2014‡,(1)	$6,678,291	6,678,291
Stanwich Mortgage Loan Trust Series
2009-2 — 4.658%‡	14,169,771	6,297,046
2010-1A — 10.679% 2047‡	14,408,828	7,315,362
2010-2A — 4.273% 2057‡	53,921,896	27,004,086
2010-3A — 6.678% 2038‡	26,713,730	13,332,823
2010-4A — 10.556% 2049‡	54,286,596	25,362,697
2011-1A — 1.727% 2049‡,(1)	96,235,799	50,757,551
2011-2A — 6.158% 2049‡,(1)	63,679,473	34,081,509
		$184,761,354
INDUSTRIAL PRODUCTS — 0.4%
Kion Group
Term Loan B — 2.5103% 2014 (Floating)‡	$12,536,863	$12,066,731
Term Loan C — 2.7603% 2015 (Floating)‡	12,536,154	12,066,048
		$24,132,779
MULTI-INDUSTRY — 0.2%
Leucadia National Corporation — 7.125% 2017	$15,967,000	$16,801,595
AUTOMOTIVE — 0.2%
Penske Automotive Group — 7.75% 2016	$16,390,000	$16,738,287
UTILITIES — 0.2%
RRI Energy, Inc. — 7.625% 2014	$15,230,000	$15,526,376
RETAILING — 0.1%
Sears Roebuck Acceptance Corp. — 6.7% 2012	$6,748,000	$6,882,960
BUSINESS SERVICES — 0.1%
First Data Corporation — 3.0063% 2014 (Floating)‡	$4,372,879	$4,038,310
TOTAL CORPORATE BONDS & DEBENTURES — 9.0%		$603,563,356

U.S. GOVERNMENT & AGENCIES — 13.8%
Federal Home Loan Mortgage Corporation — 5% 2018	$1,477,996	$1,491,387
Federal National Mortgage Association
— 0.33% 2012 (Floating)	35,570,000	35,605,570
— 7.5% 2028	51,111	59,602
U.S. Treasury Notes
— 1% 2011†	60,000,000	60,046,800
— 4.875% 2011	107,500,000	107,924,625
— 1% 2011	253,500,000	253,895,460
— 1% 2012	240,000,000	241,480,800
— 1% 2012†	175,000,000	176,162,000
— 0.75% 2012†	50,000,000	50,242,000
TOTAL U.S. GOVERNMENT & AGENCIES		$926,908,244

SHORT-TERM U.S. GOVERNMENT & AGENCIES — 12.2%
U. S. Treasury Notes
— 1% 2011	$80,000,000	$80,184,000
— 1% 2011	80,000,000	80,244,000
— 0.75% 2011	164,800,000	165,244,960
— 1% 2011	50,000,000	50,217,000
— 0.875% 2012	170,000,000	170,749,700
— 0.875% 2012	270,000,000	271,296,000
TOTAL SHORT-TERM U.S. GOVERNMENT & AGENCIES		$817,935,660

TOTAL NON-CONVERTIBLE BONDS & DEBENTURES — 35.0% (Cost $2,215,282,927)		$2,348,407,260

TOTAL INVESTMENT SECURITIES — 95.2% (Cost $5,596,407,493)		$6,397,257,662

SHORT-TERM INVESTMENTS — 6.1%
Short-term Corporate Notes:
General Electric Capital Corporation
— 0.04% 7/1/11	$10,634,000	$10,634,000
— 0.04% 7/14/11	71,571,000	71,569,966
Chevron Funding Corporation
— 0.07% 7/6/11	90,000,000	89,999,125
— 0.06% 7/25/11	90,000,000	89,996,400
Exxon Mobil Corporation
— 0.08% 7/13/11	75,000,000	74,998,000
— 0.10% 7/21/11	70,000,000	69,996,111
TOTAL SHORT-TERM INVESTMENTS (Cost $407,193,602)		$407,193,602
TOTAL INVESTMENTS — 101.3% (Cost $6,003,601,095)		$6,804,451,264

COMMON STOCKS — SHORT
American Greetings Corporation (Class A)	(417,000)	$(10,024,680)
Avalonbay Communities, Inc.	(100,400)	(12,891,360)
Banco Bilbao Vizcaya Argentaria, S.A. (ADR)	(200,657)	(2,355,713)
Banco Popular Espanol, S.A.	(283,772)	(1,597,353)
Banco Popular Espanol, S.A. - Rights	(283,772)	(20,574)
Douglas Emmett	(415,400)	(8,262,306)
Essex Propertry Trust, Inc.	(87,900)	(11,891,991)
Express Scripts, Inc. *	(292,000)	(15,762,160)
Federal Realty Investment Trust	(106,800)	(9,097,224)
Frontier Oil Corporation	(235,000)	(7,592,850)
HCP, Inc.	(225,600)	(8,277,264)
Henkel AG & Co KGaA (vorzug preference)	(920,000)	(63,422,500)
Hospitality Properties Trust	(182,300)	(4,420,775)
Intuitive Surgical, Inc. *	(9,900)	(3,683,889)
Jarden Corporation	(102,900)	(3,551,079)
Medco Health Solutions, Inc. *	(266,000)	(15,034,320)
PharMerica Corporation *	(316,600)	(4,039,816)
Pool Corporation	(143,000)	(4,262,830)
Tesoro Corporation	(325,000)	(7,445,750)
Texas Roadhouse, Inc. (Class A)	(297,000)	(5,206,410)
Ventas Inc.	(61,800)	(3,257,478)
Verizon Communications Inc.	(967,500)	(36,020,025)
TOTAL COMMON STOCKS SOLD SHORT		$(238,118,347)

OTHER SECURITIES SOLD SHORT		$(6,611,352)

TOTAL SECURITIES SOLD SHORT — (3.6)% (Proceeds $199,164,972)		$(244,729,699)

Other assets less liabilities, net — 2.3%		$156,897,662
TOTAL NET ASSETS — 100.0% — NOTE 2		$6,716,619,227

†	Security segregated as collateral for common stocks sold short.

*	Non-income producing securities

‡	Restricted securities. These securities constituted 4.4% of total net assets at June 30, 2011.

(1)	These securities are illiquid and have been valued by the Board of Trustees in accordance with the Fund’s fair value procedures.
These securities constituted 2.08% of total net assets at June 30, 2011.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith, or under the direction of, the Fund’s Board of Directors.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2011:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks — Long(a)	$3,946,455,391	—	$15,271,198	$3,961,726,588
Limited Partnerships	—	—	47,195,753	47,195,753
Convertible Bonds & Debentures	—	$42,845,589	—	42,845,589
Non-Convertible Bonds & Debentures	—	418,802,002	184,761,354	603,563,356
U.S. Government & Agencies	1,743,292,915	1,550,989	—	1,744,843,904
Short-Term Investments(b)	—	407,193,602	—	407,193,602
	$5,689,748,306	$870,392,182	$247,228,305	$6,807,368,792
Currency Forwards	$—	$(2,917,528)	$—	$(2,917,528)
Securities Sold Short
Common Stocks Sold Short	$(238,118,347)	—	—	$(238,118,347)
Other Securities Sold Short	—	$(6,611,352)	—	(6,611,352)
	$(238,118,347)	$(6,611,352)	—	$(244,729,699)

(a)  All common stocks are classified under Level 1, except for the Countrywide Holdings, Ltd. and Westpoint International Inc, which are classified under Level 3.

(b)  Comprised solely of short-term investments with maturities of 60 days or less that are valued at amorized cost.

The Schedule of Investments provides further information on major security types.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the quarter ended June 30, 2011:

Investment	Beginning Value at March 31, 2011	Net Realized and Unrealized Gains (Losses)	Net Purchases (Sales)	Net Transfers In (Out)*	Ending Value at June 30, 2011

Common Stocks — Long	$14,514,177	$757,021	—	—	$15,271,198
Limited Partnership	42,040,963	(1,697,390)	6,852,180	—	47,195,753
Non-Convertible Bonds & Debentures	111,805,459	(61,589,999)	$134,545,894	—	184,761,354
	$168,360,599	$(62,530,368)	$141,398,074	—	$247,228,305

*  Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 during the quarter ended June 30, 2011.

NOTE 2 — Federal Income Tax

The cost of securities at June 30, 2011 (excluding securities sold short) was $5,599,937,569 for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$864,344,384
Gross unrealized depreciation:	(67,024,291)
Net unrealized appreciation:	$797,320,093

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	August 29, 2011

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	August 29, 2011